Subsequent Event (Details) - Major business combination - Orford Mining Corporation	Jan. 15, 2024 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued in business combination (in shares)	0.005588
Share price (cad per share) | $ / shares	$ 0.10
Number of shares in entity held by entity (in shares)	61,660,902
Percentage of shares held by entity	27.50%